Revenue - Schedule of information about accounts receivable and contract liabilities from contracts with customers (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 28,598	$ 63,370	$ 2,489
Contract liabilities	$ 469,078	$ 475,956	$ 380,779